497 1 d497.htm CONTINENTAL ASSURANCE CO SEPARATE ACCOUNT (B)
Pursuant to Rule 497(e)
Registration No. 2-25483
Continental Assurance Company Separate Account (B)
Supplement Dated June 28, 2011 to the Prospectus and the
Statement of Additional Information dated April 13, 2011 and the Prospectus Supplement dated June 14, 2011

This supplement amends certain information contained in the prospectus for Continental Assurance Company Separate Account (B).  Please read this supplement carefully and retain it for future reference.
Notice of Liquidation of Separate Account (B)
On June 28, 2011, the Committee of Continental Assurance Company Separate Account (B) (“Separate Account (B)”) notified Continental Assurance Company (“CAC"), the investment adviser to Separate Account (B), that, on behalf of Separate Account (B), it was terminating the Second Restated and Amended Investment Advisory Agreement between CAC and Separate Account (B) (the “Investment Advisory Agreement”), effective November 1, 2011 for the remaining participants who hold annuity contracts with language stating that the Separate Account (B) assets be liquidated if the Investment Advisory Agreement is terminated by the Committee. Previously, on June 14, 2011, CAC had notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement between CAC and Separate Account (B), effective November 1, 2011, for those participants who hold annuity contracts with language permitting the liquidation of Separate Account (B) assets if the Investment Advisory Agreement is terminated by either CAC or Separate Account (B). As a result of both CAC and Separate Account (B) terminating the Investment Advisory Agreement, all of the assets in Separate Account (B) will be liquidated effective November 1, 2011.
In addition, since all of the assets in Separate Account (B) will be liquidated effective November 1, 2011, the Committee of Separate Account (B) has authorized CAC to take all necessary and appropriate action to terminate the registration of Separate Account (B) as an investment company under the Investment Company Act of 1940, as amended, and otherwise wind up Separate Account (B) as soon as practicable on or about November 1, 2011.

This supplement must be accompanied by, or read in conjunction with, the Prospectus dated April 13, 2011 and the Prospectus Supplement dated June 14, 2011. Please keep this Supplement for future reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this post-effective amendment to its Registration Statement on Form N-3 to be signed on its behalf by the undersigned, in the City of Chicago, and State of Illinois, on the 28th day of June, 2011.

CONTINENTAL ASSURANCE COMPANY
SEPARATE ACCOUNT (B)

By:	/s/ Edward J. Lavin
Edward J. Lavin, Chairman of Committee

CONTINENTAL ASSURANCE COMPANY

By:	/s/ Thomas F. Motamed
Thomas F. Motamed, Chairman, Chief Executive Officer and President

SIGNATURE	TITLE	DATE
/s/ Edward J. Lavin	Chairman and Member of Committee of Separate Account (B)	June 28, 2011
Edward J. Lavin

/s/ Richard T. Fox by Lynne Gugenheim as attorney-in-fact	Member of Committee of Separate Account (B)	June 28, 2011
Richard T. Fox

/s/ Petrine J. Nielsen by Lynne Gugenheim as attorney-in-fact	Member of Committee of Separate Account (B)	June 28, 2011
Petrine J. Nielsen

/s/ Peter J. Wrenn by Lynne Gugenheim as attorney-in-fact	Member of Committee of Separate Account (B)	June 28, 2011
Peter J. Wrenn

SIGNATURE	TITLE	DATE

/s/ Thomas C. Scott by Lynne Gugenheim as attorney-in-fact	(Principal Executive Officer of Separate Account (B))	June 28, 2011
Thomas C. Scott

/s/ Lawrence J. Boysen by Lynne Gugenheim as attorney-in-fact	(Principal Financial and Accounting Officer of Separate Account (B))	June 28, 2011
Lawrence J. Boysen

/s/ Michael P. Coffey	Chief Compliance Officer of Separate Account (B)	June 28, 2011
Michael P. Coffey

/s/ Thomas F. Motamed	Director, Chairman of the Board, Chief Executive Officer and President of Continental Assurance Company (Principal Executive Officer)	June 28, 2011
Thomas F. Motamed

/s/ George R. Fay by Lynne Gugenheim as attorney-in-fact	Executive Vice President, Worldwide Property and Casualty Claim of Continental Assurance Company	June 28, 2011
George R. Fay

/s/ Larry A. Haefner by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President and Chief Actuary of Continental Assurance Company	June 28, 2011
Larry A. Haefner

/s/ Jonathan D. Kantor by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President, General Counsel and Secretary of Continental Assurance Company	June 28, 2011
Jonathan D. Kantor

/s/ Robert A. Lindemann by Lynne Gugenheim as attorney-in-fact	President and Chief Operating Officer, CNA Commercial of Continental Assurance Company	June 28, 2011
Robert A. Lindemann

/s/ D. Craig Mense by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President and Chief Financial Officer of Continental Assurance Company (Principal Financial and Accounting Officer)	June 28, 2011
D. Craig Mense

SIGNATURE	TITLE	DATE
/s/ Thomas Pontarelli by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President and Chief Administration Officer of Continental Assurance Company	June 28, 2011
Thomas Pontarelli

/s/ Timothy J. Szerlong by Lynne Gugenheim as attorney-in-fact	President, World Wide Field Operations of Continental Assurance Company	June 28, 2011
Timothy J. Szerlong

/s/ Peter W. Wilson by Lynne Gugenheim as attorney-in-fact	President and Chief Operating Officer, CNA Specialty of Continental Assurance Company	June 28, 2011
Peter W. Wilson